Loans - Period-End Non-Accrual Loans, Segregated by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	$ 9,839	$ 7,582
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	9,643	7,388
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	200	366
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	1,831	2,131
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	7,612	4,891
Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	107	110
Real Estate Loans [Member] | Farm Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	31	32
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	76	78
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	89	84
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	$ 89	$ 84